UNITED STATES
                       SECURTIES AND EXCHANGE COMMISSION
                           Washington, D.S. 20549

                         FORM 13F

                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [  ]; Amendment Number:

This Amendment (check only one):   [ ] is a restatement
                               :   [ ] Add new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Acuity Investment Management Inc.

Address:  Toronto-Dominion Bank Tower, 31st Floor,
          Toronta, Ontario, Canada M5K lE9.

Form 13F File Number:  028-12739
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Jacqueline Sanz

Title:    Chief Privacy Officer, Vice President, Corporate
          Compliance and Oversight

Phone:    416-367-1900


Signature, Place and Date of Signing:


/S/  Jacqueline Sanz          Toronto, Canada          October 19, 2012
--------------------          ---------------          ----------------
(Signature)                   (City, State)               (Date)


Report Type (Check only one)

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Form 13F SUMMARY PAGE


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 109

Form 13F Information Table Value Total: US$ 1,102,487 (thousands)

List of Other Included Managers:

None

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
                                         TITLE OR                 MARKET VALUE     SHARES OR      INVESTMENT        VOTING AUTHORITY
SECURITY NAME                            CLASS       CUSIP        X1000  USD        PRN AMT       DISCRETION            SOLE
--------------------                     --------   ---------   ------------    ---------        ----------        ---------------
ARM Holdings PLC ADR                       ADR       042068106         3,689        131,900          SOLE                 131,900
Accenture PLC 'A'                          COM       G1151C101           945         13,500          SOLE                  13,500
Acuity Brands Inc.                         COM       00508Y102         1,993         31,500          SOLE                  31,500
Agnico-Eagle Mines Limited                 COM       008474108        11,841        228,400          SOLE                 228,400
Agrium Inc.                                COM       008916108        12,479        120,350          SOLE                 120,350
Albemarle Corporation                      COM       012653101         1,211         23,000          SOLE                  23,000
Altera Corporation                         COM       021441100         6,794        200,000          SOLE                 200,000
Analog Devices Inc.                        COM       032654105         6,871        175,400          SOLE                 175,400
Apple Inc.                                 COM       037833100         6,936         10,400          SOLE                  10,400
BCE Inc.                                   COM       05534B760            44          1,000          SOLE                   1,000
Bank of Montreal                           COM       063671101        38,414        650,400          SOLE                 650,400
Bank of Nova Scotia                        COM       064149107        71,776      1,309,455          SOLE               1,309,455
Banro Corporation                          COM       066800103        13,638      2,935,600          SOLE               2,935,600
Barrick Gold Corporation                   COM       067901108        15,551        372,390          SOLE                 372,390
Baytex Energy Corp                         COM       07317Q105         8,425        177,400          SOLE                 177,400
Berkshire Hathaway Inc. 'B'                COM       084670702            40            450          SOLE                       0
Broadcom Corporation 'A'                   COM       111320107         5,247        151,800          SOLE                 151,800
Brookfield Office Properties               COM       112900105         9,540        574,330          SOLE                 574,330
CA Inc.                                    COM       12673P105           379         14,700          SOLE                  14,700
CAE Inc.                                   COM       124765108        12,096      1,130,000          SOLE               1,130,000
CLARCOR Inc.                               COM       179895107         1,026         23,000          SOLE                  23,000
Cameco Corporation                         COM       13321L108           545         28,000          SOLE                  28,000
Canadian Imperial Bank of Commerce         COM       136069101        36,907        471,808          SOLE                 471,808
Canadian National Railway Company          COM       136375102        52,436        592,958          SOLE                 592,958
Canadian Natural Resources Limited         COM       136385101        30,398        985,910          SOLE                 985,910
Canadian Pacific Railway Limited           COM       13645T100         8,195         98,800          SOLE                  98,800
Carnival Corporation                       UNIT      143658300           903         24,800          SOLE                  24,800
Catamaran Corp                             COM       148887102        13,536        138,200          SOLE                 138,200
Cenovus Energy Inc.                        COM       15135U109        21,206        608,000          SOLE                 608,000
Cisco Systems Inc.                         COM       17275R102           908         47,600          SOLE                  47,600
ConocoPhillips                             COM       20825C104           589         10,300          SOLE                  10,300
Cree Inc.                                  COM       225447101           334         13,100          SOLE                  13,100
Cummins Inc.                               COM       231021106         6,627         71,900          SOLE                  71,900
DISH Network Corporation 'A'               COM       25470M109           780         25,500          SOLE                  25,500
Deere & Company                            COM       244199105           866         10,500          SOLE                  10,500
Discover Financial Services                COM       254709108           973         24,500          SOLE                  24,500
Eli Lilly and Company                      COM       532457108         1,047         22,100          SOLE                  22,100
Enbridge Inc.                              COM       29250N105         5,424        138,940          SOLE                 138,940
Encana Corporation                         COM       292505104         4,567        208,650          SOLE                 208,650
First Majestic Silver Corporation          COM       32076V103         2,816        121,400          SOLE                 121,400
FirstService Corporation 6.50%
   December 31, 2014                       CCB       33761NAA7           112         95,000          SOLE                  95,000
Franco-Nevada Corporation Warrants
   May 26, 2014(1)                         WARR      351858105         1,940        475,000          SOLE                 475,000
GT Advanced Technologies Inc               COM       36191U106           263         48,200          SOLE                  48,200
GlaxoSmithKline PLC ADR                    ADR       37733W105         6,425        139,000          SOLE                 139,000
Goldcorp Inc.                              COM       380956409        26,854        585,210          SOLE                 585,210
HollyFrontier Corporation                  COM       436106108         1,225         29,700          SOLE                  29,700
HudBay Minerals Inc.                       COM       443628102           972         98,800          SOLE                  98,800
IAMGOLD Corporation                        COM       450913108         9,615        606,700          SOLE                 606,700
JPMorgan Chase & Co                        COM       46625H100         9,387        232,000          SOLE                 232,000
Johnson Controls Inc.                      COM       478366107         2,024         73,900          SOLE                  73,900
Just Energy Group Inc.                     COM       48213W101         2,180        199,900          SOLE                 199,900
KLA-Tencor Corporation                     COM       482480100           777         16,300          SOLE                  16,300
Kinross Gold Corporation                   COM       496902404         9,460        925,000          SOLE                 925,000
Lowe's Companies Inc.                      COM       548661107           444         14,700          SOLE                  14,700
Macy's Inc.                                COM       55616P104           775         20,600          SOLE                  20,600
Magna International Inc.                   COM       559222401        23,718        548,850          SOLE                 548,850
Manulife Financial Corporation             COM       56501R106        14,424      1,197,408          SOLE               1,197,408
MasTec Inc.                                COM       576323109         1,839         93,385          SOLE                  93,385
Merus Labs International Inc.              COM       59047R101            35         25,000          SOLE                  25,000
Microsoft Corporation                      COM       594918104         7,689        258,300          SOLE                 258,300
Molycorp Inc.                              COM       608753109           163         14,199          SOLE                  14,199
Newmont Mining Corporation                 COM       651639106           342          6,100          SOLE                   6,100
Nexen Inc.                                 COM       65334H102         1,620         64,000          SOLE                  64,000
Nu Skin Enterprises Inc. 'A'               COM       67018T105           241          6,200          SOLE                   6,200
Oncolytics Biotech Inc.                    COM       682310107        28,727     12,180,400          SOLE              12,180,400
Open Text Corporation                      COM       683715106         4,172         75,700          SOLE                  75,700
Oracle Corporation                         COM       68389X105         9,211        292,650          SOLE                 292,650
PPG Industries Inc.                        COM       693506107           436          3,800          SOLE                   3,800
Pall Corporation                           COM       696429307         1,193         18,800          SOLE                  18,800
Patterson-UTI Energy Inc.                  COM       703481101         2,600        164,200          SOLE                 164,200
Peabody Energy Corporation                 COM       704549104        24,936      1,119,200          SOLE               1,119,200
Pfizer Inc.                                COM       717081103         6,384         257,000         SOLE                 257,000
Potash Corporation of Saskatchewan Inc.    COM       73755L107        30,229         695,905         SOLE                 695,905
Praxair Inc.                               COM       74005P104         2,381          22,935         SOLE                  22,935
Precision Drilling Corporation             COM       74022D308         2,993         380,900         SOLE                 380,900
Progressive Waste Solutions Limited        COM       74339G101         5,181         251,700         SOLE                 251,700
QUALCOMM Inc.                              COM       747525103         6,271         100,400         SOLE                 100,400
Quanta Services Inc.                       COM       74762E102           830          33,600         SOLE                  33,600
Royal Bank of Canada                       COM       780087102        94,893       1,650,980         SOLE               1,650,980
SAP AG ADR                                 ADR       803054204         1,975          27,700         SOLE                       -
Sierra Wireless Inc.                       COM       826516106        14,666       1,878,502         SOLE               1,878,502
Silver Standard Resources Inc.             COM       82823L106         5,011         311,600         SOLE                 311,600
Silver Wheaton Corporation                 COM       828336107        10,707         269,500         SOLE                 269,500
Sprint Nextel Corporation                  COM       852061100           493          89,300         SOLE                  89,300
Stantec Inc.                               COM       85472N109         5,381         158,000         SOLE                 158,000
Suncor Energy Inc.                         COM       867224107        60,438       1,838,372         SOLE               1,838,372
Tahoe Resources Inc.                       COM       873868103         5,438         267,200         SOLE                 267,200
Taiwan Semiconductor Manufacturing
Company Limited ADR                        ADR       874039100         5,166         326,700         SOLE                 326,700
Taseko Mines Limited                       COM       876511106         2,321         700,300         SOLE                 700,300
Teck Resources Limited 'B'                 COM       878742204        10,357         351,190         SOLE                 351,190
Tesla Motors Inc                           COM       88160R101           457          15,600         SOLE                  15,600
The Clorox Company                         COM       189054109           994          13,800         SOLE                  13,800
The Descartes Systems Group Inc.           COM       249906108        20,400       2,330,728         SOLE               2,330,728
The Mosaic Company                         COM       61945C103           593          10,300         SOLE                  10,300
Thermo Fisher Scientific Inc.              COM       883556102         1,817          30,900         SOLE                  30,900
Tim Hortons Inc.                           COM       88706M103        18,084         347,720         SOLE                 347,720
Toronto-Dominion Bank                      COM       891160509       112,207       1,346,235         SOLE               1,346,235
TransCanada Corporation                    COM       89353D107         3,443          75,700         SOLE                  75,700
Trimble Navigation Limited                 COM       896239100         1,534          32,200         SOLE                  32,200
U.S. Bancorp                               COM       902973304           957          27,900         SOLE                  27,900
United Natural Foods Inc.                  COM       911163103         2,670          45,700         SOLE                  45,700
Valeant Pharmaceuticals International Inc  COM       91911K102        13,906         252,100         SOLE                 252,100
Valmont Industries Inc.                    COM       920253101           775           5,900         SOLE                   5,900
Wells Fargo & Company                      COM       949746101         9,246         267,900         SOLE                 267,900
Western Digital Corporation                COM       958102105           526          13,600         SOLE                  13,600
Whole Foods Market Inc.                    COM       966837106           604           6,200         SOLE                   6,200
World Energy Solutions Inc.                COM       98145W208           438         104,580         SOLE                 104,580
Xilinx Inc.                                COM       983919101         3,807         114,000         SOLE                 114,000
Yamana Gold Inc.                           COM       98462Y100        27,123       1,420,700         SOLE               1,420,700


                                                109  RECORDS       1,102,487                                           47,591,540
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